Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001822993
Registrant Name	Jackson Financial Inc.
Registration File Number	333-284340
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES